Assets and Liabilities Held for Sale	9 Months Ended
Mar. 31, 2023
Non-current assets held for sale and discontinued operations [Abstract]
Assets and Liabilities Held for Sale and Discontinued Operations	Assets and Liabilities Held for Sale

Accounting Policy

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale if it is highly probable that they will be recovered primarily through sale rather than through continued use. Such assets, or disposal groups, are generally measured at the lower of their carrying amount and the fair value less costs of disposal. Impairment losses recognized upon initial classification as held-for-sale and subsequent gains and losses on re-measurement are recognized in the statement of comprehensive loss. Once classified as held-for-sale, intangible assets and property, plant and equipment are no longer amortized or depreciated.

(a)    Assets and Liabilities Held for Sale

Assets held for sale are comprised of the following:

	Colombia Property	Restructuring Facilities	Uruguay Properties	Nordic Sky	Aurora Sun	Valley	Polaris	Whistler Alpha Lake	Total
	$	$	$						$
Balance, June 30, 2021	1,925	13,993	—	—	—	—	—	—	15,918
Transfer (to) from Property, Plant, and Equipment	—	(355)	669	8,823	34,404	5,850	18,678	638	68,707
Proceeds from disposal	—	(11,440)	(602)	(7,519)	—	—	—	—	(19,561)
Loss on disposal (1)	—	(2,198)	(67)	(1,304)	—	—	—	—	(3,569)
Balance, June 30, 2022	1,925	—	—	—	34,404	5,850	18,678	638	61,495
Transfer to Property, Plant, and Equipment	—	—	—	—	(34,404)	—	—	—	(34,404)
Impairment	(1,925)	—	—	—	—	—	—	—	(1,925)
Transfer from Liabilities Held for Sale	—	—	—	—	—	—	(3,977)	—	(3,977)
Proceeds from disposal	—	—	—	—	—	(5,573)	(14,680)	—	(20,253)
Loss on disposal (1)	—	—	—	—	—	(277)	(21)	—	(298)
Balance, March 31, 2023	—	—	—	—	—	—	—	638	638
(1) The loss on disposal is recognized in other gains (losses) (Note 22) in the statement of comprehensive loss.
Columbia Property

During the nine months ended March 31, 2023, the Company recognized an impairment loss on its Columbia property of $1.9 million which is recognized in other gains (losses) in the statements of comprehensive loss (Note 22).

Restructuring Facilities

During the year ended June 30, 2022, the Company sold its Mountain facility, located in Alberta, and its Prairie facility, located in Saskatchewan, with a combined carrying value of $13.6 million and net proceeds of $11.4 million. As a result, the Company recognized a $2.2 million loss on disposal which is recognized in other gains (losses) in the statements of comprehensive loss (Note 22).

Uruguay Properties

During the year ended June 30, 2022, management committed to sell its recreational production facility located in Uruguay and listed the property for sale. As a result, the Company reclassified the asset with a carrying value of $0.7 million from property, plant, and equipment to assets held for sale. During the year ended June 30, 2022 , the Company sold the facility for net proceeds of $0.6 million and recognized a $0.1 million loss on disposal within other gains (losses) in the statements of comprehensive loss (Note 22).

Nordic Sky

During the year ended June 30, 2022 the company sold the facility for net proceeds of approximately $7.5 million were received by the Company resulting in a loss of disposal of $1.3 million which is recognized in other gains (losses) in the statements of comprehensive loss (Note 22).

$
Property, plant and equipment	34,404
Assets held for sale	34,404

Accounts payable and accrued liabilities	11
Provisions	2,000
Liabilities held for sale	2,011
Valley

In connection with the restructuring announced during the year ended June 30, 2022, the Company sold its Valley facility for net proceeds of $5.6 million. As a result, the Company recognized a $0.3 million loss on disposal which is recognized in other gains (losses) in the statement of comprehensive loss (Note 22).

Polaris

During the nine months ended March 31, 2023, the Polaris facility and its related liabilities were sold for net proceeds of $14.7 million.

$
Property, plant and equipment	18,678
Assets held for sale	18,678

Lease liability	3,977
Liabilities held for sale	3,977

Whistler Alpha Lake

In connection with the restructuring announced during the year ended June 30, 2022 (Note 3), the Company listed its Whistler Alpha Lake facility for sale. As a result, the Company reclassified it from property, plant, and equipment to assets held for sale.